Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 83		$ 1,370
Cash held in reserve	9,933		5,690
Amount deposited in reserve	4,243
Proceeds under line of credit	426,000	$ 450,000
Right of use asset	41,194		$ 40,620
Financial guarantee contracts
Loss Contingencies [Line Items]
Cash deposit returned		$ 6,510
Letter of credit [Member]
Loss Contingencies [Line Items]
Cash held in reserve	$ 5,690